PROVISIONS (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	SFr 68.7	SFr 116.9
Provisions made during the period	11.0	4.0
Change in present value	1.3	2.4
Provisions used during the period	(10.8)	(54.6)
Other provisions at end of period	70.2	68.7
Thereof current	2.9	4.7
Thereof non-current	SFr 67.3	64.0
Provisions, expected term	12 months
Asset Retirement Obligations
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	SFr 64.0	64.1
Provisions made during the period	2.4	2.1
Change in present value	1.3	2.4
Provisions used during the period	(0.4)	(4.6)
Other provisions at end of period	67.3	64.0
Thereof current	0.0	0.0
Thereof non-current	67.3	64.0
Restructuring Obligations
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	4.7	22.9
Provisions made during the period	8.6	1.9
Change in present value	0.0	0.0
Provisions used during the period	(10.4)	(20.1)
Other provisions at end of period	2.9	4.7
Thereof current	2.9	4.7
Thereof non-current	0.0	0.0
Other Provisions
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	0.0	29.9
Provisions made during the period	0.0	0.0
Change in present value	0.0	0.0
Provisions used during the period	0.0	(29.9)
Other provisions at end of period	0.0	0.0
Thereof current	0.0	0.0
Thereof non-current	SFr 0.0	SFr 0.0